Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 12 — Property and Equipment, Net

Property and equipment, net consisted of the following at March 31, 2023 and December 31, 2022 (in thousands):

	March 31, 2023	December 31, 2022
Equipment	$7,595	$7,595
Finance lease assets	9,283	9,283
Furniture & fixtures	173	173
Company vehicles	1,451	1,389
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,057	2,865
Construction in progress	347	346
Property and equipment, gross	23,307	23,052
Accumulated depreciation	(5,555)	(4,471)
Property and equipment, net	$17,752	$18,581

Depreciation expense during the three months ended March 31, 2023 and 2022 totaled approximately $1.0 million and $0.3 million, respectively.

Note 14 – Property and Equipment, Net

Property and equipment, net for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Equipment	$7,595	$2,484
Finance lease assets	9,283	3,378
Furniture & fixtures	173	141
Company vehicles	1,389	153
Leasehold improvements	1,401	626
Computers, software and related equipment	2,865	1,289
Construction in progress	346	826
Property and Equipment, gross	23,052	8,897
Accumulated depreciation	(4,471)	(1,471)
Property and Equipment, net	$18,581	$7,426

Depreciation expense during the years ended December 31, 2022 and 2021 totaled approximately $2.1 million and $0.7 million, respectively.